UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20589

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21089

Antenor Fund, LLC
(Exact name of registrant as specified in charter)

500 Newport Center Drive, Suite 600, Newport Beach, CA 92660
 (Address of principal executive offices) (Zip code)

Mr. Benjamin J. Bornstein
Prospero Capital Management, LLC
500 Newport Center Dr, Ste 600, Newport Beach, CA 92660
 (Name and address of agent for service)

Registrants telephone number, including area code:
       (949) 219-0486

Date of fiscal year end:  December 31
Date of reporting period: September 30, 2006

ITEM 1.     SCHEDULE OF INVESTMENTS.


ANTENOR FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES
September 30, 2006
(Unaudited)
______________

Investment securities

Common Stocks	       Shares   Fair Value         % of Net Assets

Financial

Diversified Financial
AXA SA - Sponsored ADR	10,194          $376,261
JP Morgan Chase	         7,042	         330,692
Citigroup	         5,188 	         257,688
				         964,641      10.8%
Insurance
St Paul Travelers	 9,547           447,659
American Intl Group      6,230	         412,800
				         860,459       9.8%
Banking
Fremont General	        19,865           277,911
Washington Mutual	 4,625           201,049
				         478,960       5.4%
Real Estate
iSTAR Financial	         9,099           379,428       4.3%
		Total - Financial      2,683,488      30.3%

Consumer Staples
Tobacco
Altria Group	         7,902           604,898
Carolina Group	         9,608           532,187
                                       1,137,085      12.8%
Conglomerate
Loews Corporation	14,679	         556,334       6.3%

Media
Electronic Arts *        3,000 	         167,520
CBS Corp *               5,470           154,090
                                         321,610       3.6%

Retail Distribution, hardline
Handleman	        12,675            96,203       1.1%
	Total - Consumer Staples       2,111,232      23.8%


*  Security did not pay a dividend during the previous twelve months.


Common Stocks (Continued)	Shares	Fair Value  % of Net Assets

Healthcare

Pharmaceuticals
Pfizer	                7,950	       $225,462
Merck                   4,690	        196,511
			                421,973        4.7%
Biotechnology
Amgen *	                4,925	        352,285        4.0%

Managed Care
Wellpoint *             4,302   	331,469        3.7%
		Total - Healthcare    1,105,727	      12.4%

Technology

Consumer Electronics
Nam Tai Electronics     27,440          337,238        3.8%

Wireless Communications
Nokia Corp-Sponsored ADR 15,175         298,796        3.4%

Software
Microsoft Corp	         7,250          198,288        2.2%
		Total - Technology	834,322        9.4%

Basic Materials

Oil and Gas
Chesapeake Energy Corp  12,425	     360,077
Transocean, Inc. *       2,915       213,465
BP PLC Sponsored ADR	 3,125	     204,938

	Total - Basic Materials      778,480	       8.8%

Consumer, Cyclical

Retail, hardline
Carmax *	       12,591	     525,171           5.9%

Building Materials
Masco Corp	        7,080	     194,134 	       2.2%

	Total - Consumer, Cyclical   719,305 	       8.1%

Transportation

Railroads
Genesee & Wyoming *    17,266	     400,917 	       4.5%

Air Freight
Federal Express	        2,278	     247,573 	       2.8%
	Total - Transportation	     648,490	       7.3%

Index
Depositary Receipts
Nasdaq 100 Shares               4,923  $200,120
		Total - Index	        200,120        2.3%

International Exchange Traded Funds
Morgan Stanley India Fund 2,925      135,428

                  Total, Int'l ETFs  135,428    1.5%

Total investment securities (cost - $7,272,761)	  $9,216,589
	104.0%

* Security did not pay a dividend during the previous twelve months.


ITEM 2.    CONTROLS AND PROCEDURES.

           (a)	The registrants principal executive officer
and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q, was recorded, processed, summarized, and reported timely.

           (b) 	There have been no changes in the
registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
1940) that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.


             (a) Certification of principal executive officer and principal financial officer pursuant to Section 30a-2(a) under the Investment Company Act of 1940.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Antenor Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Antenor Fund, LLC

Date:  November 29, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Antenor Fund, LLC

Date: November 29, 2006


By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       Principal Financial Officer
       Antenor Fund, LLC

Date:  November 29, 2006